CECL (Details 9) SFr in Millions	Dec. 31, 2020 CHF (SFr)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Other financial assets held at amortized cost, total	SFr 1,010
Bank
Financing Receivable, Recorded Investment, Past Due [Line Items]
Other financial assets held at amortized cost, total	SFr 1,010